Earnings Per Share - Schedule of Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended				12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025		Sep. 30, 2024		Dec. 31, 2024	Dec. 31, 2023
Schedule of Basic and Diluted Earnings Per Share [Line Items]
Net (loss) income	$ 95,553	$ (287,598)	$ 219,985	[1]	$ (769,333)	[1]	$ (774,939)	$ (105,631)
Net income (loss) attributable to noncontrolling interests and redeemable noncontrolling interests	4,470	(3,201)	(594)		(2,167)		(10,665)	(5,721)
Net (loss) income attributable to Registrant	91,083	(284,397)	220,579		(767,166)		(764,274)	(99,910)
Preferred stock dividends	2,015	2,015	6,045		6,045		8,060	8,057
Net (loss) income available to common shareholders	$ 89,068	$ (286,412)	$ 214,534		$ (773,211)		$ (772,334)	$ (107,967)
Weighted average common shares outstanding:
Basic (in Shares)	30,597,066	30,499,931	30,541,169		30,281,324		30,336,274	29,265,099
Effect of dilutive potential common shares:
RSUs and warrants (in Shares)
Contingently issuable shares (in Shares)
Diluted (in Shares)	30,597,066	30,499,931	30,541,169		30,281,324		30,336,274	29,265,099
Basic net (loss) income per common share:
Continuing operations (in Dollars per share)	$ 2.97	$ (5.02)	$ 4.7		$ (22.01)		$ (30.38)	$ (5.96)
Discontinued operations (in Dollars per share)	(0.06)	(4.37)	2.32		(3.52)		4.92	2.27
Basic loss per common share (in Dollars per share)	2.91	(9.39)	7.02		(25.53)		(25.46)	(3.69)
Diluted net (loss) income per common share:
Continuing operations (in Dollars per share)	2.97	(5.02)	4.7		(22.01)		(30.38)	(5.96)
Discontinued operations (in Dollars per share)	(0.06)	(4.37)	2.32		(3.52)		4.92	2.27
Diluted loss per common share (in Dollars per share)	$ 2.91	$ (9.39)	$ 7.02		$ (25.53)		$ (25.46)	$ (3.69)
Continuing Operations [Member]
Schedule of Basic and Diluted Earnings Per Share [Line Items]
Net (loss) income	$ 97,419	$ (150,611)	$ 149,144		$ (661,063)		$ (922,409)	$ (177,207)
Net income (loss) attributable to noncontrolling interests and redeemable noncontrolling interests	4,470	624	(594)		(397)		(8,920)	(10,779)
Net (loss) income attributable to Registrant	92,949	(151,235)	149,738		(660,666)		(913,489)	(166,428)
Preferred stock dividends	2,015	2,015	6,045		6,045		8,060	8,057
Net (loss) income available to common shareholders	90,934	(153,250)	143,693		(666,711)		(921,549)	(174,485)
Discontinued Operations [Member]
Schedule of Basic and Diluted Earnings Per Share [Line Items]
Net (loss) income	(1,866)	(136,987)	70,841		(108,270)		147,470	71,576
Net income (loss) attributable to noncontrolling interests and redeemable noncontrolling interests		(3,825)			(1,770)		(1,745)	5,058
Net (loss) income attributable to Registrant	(1,866)	(133,162)	70,841		(106,500)		149,215	66,518
Preferred stock dividends
Net (loss) income available to common shareholders	$ (1,866)	$ (133,162)	$ 70,841		$ (106,500)		$ 149,215	$ 66,518

[1]	Amounts presented contain results from both continuing and discontinued operations. Refer to Note 4 — Discontinued Operations and Assets Held for Sale for additional information regarding cash flow associated with the results of discontinued operations.